May 1, 2008
DREYFUS A BONDS PLUS, INC.
DREYFUS GROWTH AND INCOME FUND, INC.
DREYFUS GROWTH OPPORTUNITY FUND, INC.
DREYFUS INTERNATIONAL FUNDS, INC.
- DREYFUS PREMIER EMERGING MARKETS FUND
DREYFUS PREMIER EQUITY FUNDS, INC.
- DREYFUS PREMIER GROWTH AND INCOME FUND

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.